Income Taxes - Movement in Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	$ (6,229)	$ 2,315
Deferred income tax expense	(2,055)	(8,273)
Income tax expense recognized in OCI	(1,262)	(523)
Foreign exchange	(2)	252
At the end of the year	$ (9,548)	$ (6,229)